Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Apr. 11, 2011 USD ($)	Apr. 11, 2011 MXN ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Income Taxes [Line Items]
pre-tax income					$ 61,878
Deferred income tax assets value						$ 3,562					$ 984
Applicable income tax rate				30.00%	30.00%	30.00%	30.00%
Prior year tax loss carryforwards value								$ 547	$ 10,755
Income tax liability settlement period										10 years
Payments incurred net of inflation adjustments										$ 24,804
Reduction in balance payable						$ 3,236	$ 16,244				$ 2,456
Tax loss carryforwards book value before discount							11,136
Reduction in balance payable							$ 3,971
Increase in tax to be paid	$ 30	$ 593
Income tax penalty imposed	$ 48	$ 948
United States [member]
Disclosure of Income Taxes [Line Items]
Deferred income tax assets value				$ 700
Applicable income tax rate				35.00%	35.00%	35.00%	35.00%
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Increase (decrease) in net deferred tax assets				$ (124)
Subsequent Event [Member] | United States [member]
Disclosure of Income Taxes [Line Items]
Applicable income tax rate			21.00%